Liquidity, Financial Condition and Management's Plans (10Q) (Details Narrative) - USD ($)			3 Months Ended		5 Months Ended	12 Months Ended
	Jan. 19, 2015	Feb. 06, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jul. 27, 2013
Proceeds from private placement	$ 433,000	$ 1,875,000
Proceeds from notes payable	20,000
Net cash used in operating activities			$ (101,367)	$ (258,631)	$ 5,476	$ (1,061,303)
Net loss			(3,349,546)	(1,451,744)	17,125	(14,757,016)
Cash			3,697	$ 1,409,131	$ 9,052	5,403
Working capital deficiency			$ 2,100,000			$ 198,023
Handerhan (COO) [Member]
Proceeds from notes payable	$ 45,000